Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
Loss Per Share

NOTE 7 – Loss Per Share

Basic loss per Ordinary Share is computed by dividing net loss available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of share options using the treasury stock method, and (3) the dilutive effect of other potentially dilutive securities.

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31, 2019, 2018 and 2017, respectively:

	Years Ended December 31,
	2019	2018	2017
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388

For purposes of the diluted net loss per share calculation, share options and warrants are considered to be potentially dilutive securities and are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the periods presented due to the Company’s net loss position.

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2019	2018	2017
Total share options	94,349,035	94,096,998	89,611,998
Total warrants-equity classified	—	—	399,160
Total warrants-liability classified	136,184,200	—	—
Total share options and warrants	230,533,235	94,096,998	90,011,158